Pension and Postretirement Expense Level 4 (Details) - Weighted Average Rates used to Determine Net Periodic Pension Expense (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	2
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.20%	3.30%	4.20%
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	7.20%	4.30%	5.40%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.40%	3.50%	4.40%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	0.00%	0.00%	0.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.30%	8.00%	8.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.60%	3.50%	5.60%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.00%	3.00%	3.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	4.80%	4.80%	5.80%